Quarterly Holdings Report
for
Fidelity Freedom® Blend 2040 Fund
December 31, 2025
FBF-Y40-NPRT3-0226
1.9892474.107
Bond Funds - 14.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	181,935	1,790,237
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	241,074	1,827,341
Fidelity Series Corporate Bond Fund (b)	5,232,463	49,603,750
Fidelity Series Emerging Markets Debt Fund (b)	2,625,238	22,393,276
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	671,907	6,409,990
Fidelity Series Floating Rate High Income Fund (b)	433,772	3,817,191
Fidelity Series Government Bond Index Fund (b)	9,019,920	83,163,664
Fidelity Series High Income Fund (b)	2,445,698	21,791,168
Fidelity Series International Developed Markets Bond Index Fund (b)	13,541,276	114,830,023
Fidelity Series Investment Grade Bond Fund (b)	7,564,767	77,084,976
Fidelity Series Investment Grade Securitized Fund (b)	5,138,932	46,918,446
Fidelity Series Long-Term Treasury Bond Index Fund (b)	39,685,673	213,905,780
Fidelity Series Real Estate Income Fund (b)	384,770	3,890,023
TOTAL BOND FUNDS (Cost $678,242,249)		647,425,865

Domestic Equity Funds - 48.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	21,695,584	498,564,516
Fidelity Series Commodity Strategy Fund (b)	305,610	29,567,782
Fidelity Series Large Cap Growth Index Fund (b)	10,713,371	319,472,723
Fidelity Series Large Cap Stock Fund (b)	11,345,734	302,931,087
Fidelity Series Large Cap Value Index Fund (b)	33,025,587	602,056,442
Fidelity Series Small Cap Core Fund (b)	9,432,186	127,523,150
Fidelity Series Small Cap Opportunities Fund (b)	3,827,622	62,084,030
Fidelity Series Value Discovery Fund (b)	12,685,429	216,032,861
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,575,187,341)		2,158,232,591

International Equity Funds - 35.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	7,307,975	144,332,514
Fidelity Series Emerging Markets Fund (b)	8,385,305	98,443,477
Fidelity Series Emerging Markets Opportunities Fund (b)	16,041,760	395,429,392
Fidelity Series International Growth Fund (b)	13,789,561	263,518,511
Fidelity Series International Index Fund (b)	6,611,215	99,895,453
Fidelity Series International Small Cap Fund (b)	2,902,331	51,922,694
Fidelity Series International Value Fund (b)	17,002,590	265,240,401
Fidelity Series Overseas Fund (b)	17,660,930	263,677,685
Fidelity Series Select International Small Cap Fund (b)	257,664	3,560,921
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,251,433,850)		1,586,021,048

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (b) (Cost $14,089,547)	1,416,035	14,103,707

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	270,000	269,654
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	3,590,000	3,582,913
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	3,870,000	3,859,780
US Treasury Bills 0% 1/8/2026 (d)	3.89	1,540,000	1,539,109
US Treasury Bills 0% 2/26/2026 (d)	3.78	410,000	407,752
US Treasury Bills 0% 3/12/2026 (d)	3.61 to 3.64	100,000	99,319
US Treasury Bills 0% 3/19/2026 (d)	3.56	720,000	714,640
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.68	760,000	755,374
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,225,817)			11,228,541

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	4,983,484	4,984,480
Fidelity Series Government Money Market Fund (b)(f)	3.84	5,567,723	5,567,723
TOTAL MONEY MARKET FUNDS (Cost $10,552,362)			10,552,203

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,540,731,166)	4,427,563,955
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,251,764)
NET ASSETS - 100.0%	4,426,312,191

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	26	3/2026	3,772,730	5,608

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,716	3/2026	196,937,813	(1,113,193)
CBOT US Treasury Long Bond Contracts (United States)	294	3/2026	33,874,313	(389,224)

TOTAL INTEREST RATE CONTRACTS				(1,502,417)

TOTAL LONG				(1,496,809)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	332	3/2026	41,466,800	781,588
CME E-Mini S&P 500 Index Contracts (United States)	164	3/2026	56,518,500	(33,437)
ICE MSCI Emerging Markets Index Contracts (United States)	61	3/2026	4,304,770	760

TOTAL SHORT				748,911

TOTAL FUTURES CONTRACTS				(747,898)
The notional amount of long futures as a percentage of Net Assets is 5.3%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,228,541.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,312,212	60,515,095	68,842,687	188,004	19	(159)	4,984,480	4,983,484	0.0%
Total	13,312,212	60,515,095	68,842,687	188,004	19	(159)	4,984,480

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,754,697	274,112	217,951	71,010	(253)	(20,368)	1,790,237	181,935
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,693,868	324,050	152,211	78,451	(26,259)	(12,107)	1,827,341	241,074
Fidelity Series Blue Chip Growth Fund	392,706,211	69,326,263	92,346,998	18,520,271	1,941,829	126,937,211	498,564,516	21,695,584
Fidelity Series Canada Fund	91,551,795	36,283,474	6,402,399	2,959,045	11,393	22,888,251	144,332,514	7,307,975
Fidelity Series Commodity Strategy Fund	7,064,095	23,128,342	1,019,923	229,780	(14,796)	410,064	29,567,782	305,610
Fidelity Series Corporate Bond Fund	35,133,594	18,090,145	4,424,089	1,563,090	1,180	802,920	49,603,750	5,232,463
Fidelity Series Emerging Markets Debt Fund	18,556,624	3,803,462	1,391,182	970,788	(25,394)	1,449,766	22,393,276	2,625,238
Fidelity Series Emerging Markets Debt Local Currency Fund	5,392,874	997,709	355,158	424,643	3,757	370,808	6,409,990	671,907
Fidelity Series Emerging Markets Fund	79,813,417	12,768,082	17,211,333	2,420,298	1,034,677	22,038,634	98,443,477	8,385,305
Fidelity Series Emerging Markets Opportunities Fund	319,447,218	47,009,683	65,020,838	10,068,541	3,633,501	90,359,828	395,429,392	16,041,760
Fidelity Series Floating Rate High Income Fund	3,456,700	630,751	253,676	221,427	(2,629)	(13,955)	3,817,191	433,772
Fidelity Series Government Bond Index Fund	57,428,644	32,391,725	6,984,646	2,046,471	(49,097)	377,038	83,163,664	9,019,920
Fidelity Series Government Money Market Fund	-	5,693,932	126,209	17,411	-	-	5,567,723	5,567,723
Fidelity Series High Income Fund	18,955,144	3,369,084	1,369,854	1,158,732	13,361	823,433	21,791,168	2,445,698
Fidelity Series International Developed Markets Bond Index Fund	79,603,183	40,863,362	3,636,137	4,112,829	(82,364)	(1,918,021)	114,830,023	13,541,276
Fidelity Series International Growth Fund	212,820,542	54,917,831	19,612,077	21,257,659	(22,882)	15,415,097	263,518,511	13,789,561
Fidelity Series International Index Fund	81,399,366	13,573,375	10,250,396	3,403,152	209,493	14,963,615	99,895,453	6,611,215
Fidelity Series International Small Cap Fund	48,457,184	8,360,386	8,364,805	7,031,470	(281,071)	3,751,000	51,922,694	2,902,331
Fidelity Series International Value Fund	229,099,905	52,483,151	50,676,261	27,396,575	2,829,925	31,503,681	265,240,401	17,002,590
Fidelity Series Investment Grade Bond Fund	54,644,897	28,609,384	7,038,231	2,185,707	(10,947)	879,873	77,084,976	7,564,767
Fidelity Series Investment Grade Securitized Fund	34,280,476	15,901,918	4,111,158	1,425,193	17,218	829,992	46,918,446	5,138,932
Fidelity Series Large Cap Growth Index Fund	250,106,247	38,705,371	45,006,260	3,100,774	1,841,013	73,826,352	319,472,723	10,713,371
Fidelity Series Large Cap Stock Fund	230,360,500	64,933,607	38,037,158	28,178,917	412,993	45,261,145	302,931,087	11,345,734
Fidelity Series Large Cap Value Index Fund	485,781,655	119,404,800	54,585,291	20,652,733	243,768	51,211,510	602,056,442	33,025,587
Fidelity Series Long-Term Treasury Bond Index Fund	186,496,735	47,112,268	15,918,472	5,905,701	(23,716)	(3,761,035)	213,905,780	39,685,673
Fidelity Series Overseas Fund	213,798,809	58,731,592	16,527,895	22,405,134	(567,060)	8,242,239	263,677,685	17,660,930
Fidelity Series Real Estate Income Fund	3,516,513	591,334	265,693	187,148	1,514	46,355	3,890,023	384,770
Fidelity Series Select International Small Cap Fund	637,134	2,433,650	18,677	102,712	1,037	507,777	3,560,921	257,664
Fidelity Series Small Cap Core Fund	112,180,477	8,026,313	20,346,662	1,054,658	819,160	26,843,862	127,523,150	9,432,186
Fidelity Series Small Cap Opportunities Fund	49,881,689	6,215,811	5,028,515	2,736,805	76,635	10,938,410	62,084,030	3,827,622
Fidelity Series Treasury Bill Index Fund	-	14,478,435	389,144	43,962	256	14,160	14,103,707	1,416,035
Fidelity Series Value Discovery Fund	175,342,253	47,544,345	23,518,012	12,089,670	480,136	16,184,139	216,032,861	12,685,429
	3,481,362,446	876,977,747	520,607,311	204,020,757	12,466,378	561,151,674	4,411,350,934

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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